1933 Act File No.33-48933
                                        1940 Act File No.811-58437

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.       ..............

  Post-Effective Amendment No.   13    ...........        x

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No.       ............................

                               The Shawmut Funds
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)
             John W. McGonigle, Esquire, Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a)
    on                 pursuant to paragraph (a) of Rule 485.

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940, Registrant hereby terminates its election to register an indefinite number of shares and will cease offering shares under this Registration Statement.

 x  filed the Notice required by that Rule on December 22, 1995; or
    intends to file the Notice required by that Rule on or about
              ; or
   -----------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

  Charles H. Morin, Esquire
  Dickstein, Shapiro & Morin, L.L.P.
  2101 L Street, N.W.
  Washington, D.C.  20037



SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Shawmut Funds certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 22nd day of December, 1995.
                               The Shawmut Funds

          BY:  /s/S.Elliott Cohan
              S. Elliott Cohan, Assistant Secretary
             Attorney in Fact for John F. Donahue
             December 22, 1995

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/S. Elliott Cohan
   S. Elliott Cohan        Attorney In Fact    December 22, 1995
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

John F. Donahue*           Chairman and Trustee
                           (Chief Executive Officer)

Edward C. Gonzales*        President and Treasurer
                           (Principal Financial and
                           Accounting Officer)

Edward L. Flaherty, Jr.*   Trustee

Thomas G. Bigley           Trustee

Gregor F. Meyer*           Trustee

Marjorie P. Smuts*         Trustee

William J. Copeland*       Trustee

James E. Dowd*             Trustee

Lawrence D. Ellis, M.D.*   Trustee

Wesley W. Posvar*          Trustee

Peter E. Madden*           Trustee

John E. Murray, Jr.        Trustee

John T. Conroy, Jr.*       Trustee